UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as specified in charter)

600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code:	(415) 398-8000

Date of fiscal year end:	January 31, 2005

Date of reporting period:	July 31, 2005

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.   Reports to Stockholders.

The Semi-Annual Report to Shareholders of Permanent Portfolio Family of Funds, Inc. (“Fund” or “Registrant”) for the six months ended July 31, 2005 is attached hereto.

Item 2.   Code of Ethics.

The Registrant has adopted a code of ethics that applies to its President and Treasurer. A copy of the Registrant’s Code of Ethics For Executive Officers, dated March 3, 2004, is filed as an exhibit pursuant to Item 12(a)(1).

Item 3.   Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.   Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.   Schedule of Investments.

Included in Item 1.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.   Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.   Controls and Procedures.

(a) Michael J. Cuggino, the Registrant’s President and Treasurer, has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.   Exhibits.
(a)(1) Code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 is attached hereto as Exhibit 99.Code Eth.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to Registrant.

(b)    Certification pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President and Treasurer

Date: October 7, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President and Treasurer

Date: October 7, 2005

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED JULY 31, 2005

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2005
(Unaudited)

                          ASSETS AND LIABILITIES
                                                                                          Treasury       Versatile     Aggressive
                                                                           Permanent        Bill           Bond          Growth
                                                                           Portfolio      Portfolio      Portfolio      Portfolio
                                                                         ------------    -----------    -----------    -----------

ASSETS
Investments at market value (Notes 1, 5, 6 & 8):
  Investments other than securities:
    Gold assets .......................................................  $ 54,019,083    $        --    $        --    $        --
    Silver assets .....................................................    13,785,600             --             --             --
    Swiss franc deposits
      (identified cost $594,780; $--; $-- and $--, respectively).......       559,540             --             --             --
                                                                         ------------    -----------    -----------    -----------
                                                                           68,364,223             --             --             --
  Swiss franc bonds ...................................................    24,091,850             --             --             --
  Stocks of United States and foreign real estate and
    natural resource companies ........................................    45,424,430             --             --             --
  Aggressive growth stock investments .................................    44,301,016             --             --     40,160,480
  Corporate bonds .....................................................     1,633,018             --     17,698,576             --
  United States Treasury securities ...................................    82,857,867     48,806,763        799,810      1,649,609
                                                                         ------------    -----------    -----------    -----------
      Total investments (identified cost $210,908,463;
      $48,842,976; $18,666,142 and $19,875,309, respectively)             266,672,404     48,806,763     18,498,386     41,810,089

Cash ..................................................................       389,832             --             --         21,432
Accounts receivable for shares of the portfolio sold ..................       770,163            100             --        293,735
Accrued interest, dividends and foreign taxes receivable ..............     1,325,360        224,179        369,246         13,920
Due from former investment adviser (Notes 3 & 8) ......................       494,878        439,333          1,891         50,411
                                                                         ------------    -----------    -----------    -----------
      Total assets                                                        269,652,637     49,470,375     18,869,523     42,189,587

LIABILITIES
Bank overdraft ........................................................            --        364,198          6,711             --
Accounts payable for shares of the portfolio redeemed .................        68,278         18,231         50,005             --
Accrued investment advisory fee .......................................       248,594         29,184         13,031         38,751
Accrued directors' and officers' fees and expenses ....................        28,787          5,591          2,063          4,003
Accrued excise tax ....................................................         2,480          8,431          1,488          5,951
Accrued legal expense .................................................         1,486          3,674             --            571
                                                                         ------------    -----------    -----------    -----------
      Total liabilities                                                       349,625        429,309         73,298         49,276
                                                                         ------------    -----------    -----------    -----------
      Net assets applicable to outstanding shares                        $269,303,012    $49,041,066    $18,796,225    $42,140,311
                                                                         ============    ===========    ===========    ===========

                          NET ASSETS

Capital stock - par value $.001 per share:
  Authorized - 100,000,000; 100,000,000; 10,000,000
               and 25,000,000 shares, respectively
  Outstanding - 9,741,364; 724,772; 327,437 and
                412,309 shares, respectively ..........................  $      9,741    $       725    $       327    $       412

Paid-in capital .......................................................   210,345,148     47,990,018     18,656,461     19,185,102
                                                                         ------------    -----------    -----------    -----------
                                                                          210,354,889     47,990,743     18,656,788     19,185,514
Undistributed net investment income (loss) (Note 1) ...................     1,910,909      1,118,064        334,733        (82,335)
Accumulated net realized gain (loss) on investments ...................       194,261        (31,528)       (27,540)     1,102,352
Accumulated net realized gain on foreign currency transactions ........     1,110,175             --             --             --
Net unrealized appreciation (depreciation) of investments (Notes 1 & 6)    55,763,941        (36,213)      (167,756)    21,934,780
Net unrealized depreciation on translation of assets
  and liabilities in foreign currencies ...............................       (31,163)            --             --             --
                                                                         ------------    -----------    -----------    -----------
      Net assets applicable to outstanding shares                        $269,303,012    $49,041,066    $18,796,225    $42,140,311
                                                                         ============    ===========    ===========    ===========
      Net asset value per share                                             $27.65          $67.66         $57.40        $102.21
                                                                            ======          ======         ======        =======

See accompanying notes.

2 & 3

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF OPERATIONS
Six months ended July 31, 2005
(Unaudited)

                                                                                     Treasury       Versatile      Aggressive
                                                                      Permanent        Bill           Bond           Growth
                                                                      Portfolio      Portfolio      Portfolio      Portfolio
                                                                     -----------    -----------    -----------    -----------
Investment income (Note 1):
  Interest ........................................................  $ 1,396,744    $   657,348    $   230,186    $     5,789
  Dividends .......................................................      742,958             --             --        108,720
                                                                     -----------    -----------    -----------    -----------
                                                                       2,139,702        657,348        230,186        114,509
Expenses (Notes 3 & 8):
  Investment advisory fee .........................................    1,386,410        301,956        110,718        171,910
  Directors’ fees and expenses ....................................       70,836         14,668          5,375          8,301
  Officers’ salary expense ........................................       62,830         13,019          4,771          7,367
  Excise tax ......................................................        2,480          8,431          1,488          5,951
  Legal expense ...................................................       30,106         14,824          1,344          3,315
                                                                     -----------    -----------    -----------    -----------
  Total expenses                                                       1,552,662        352,898        123,696        196,844
  Less waiver of investment advisory fee ..........................           --        127,140         34,963             --
                                                                     -----------    -----------    -----------    -----------
    Net expenses                                                       1,552,662        225,758         88,733        196,844
                                                                     -----------    -----------    -----------    -----------
Net investment income (loss) before foreign
  income taxes deducted at source                                        587,040        431,590        141,453        (82,335)

Less foreign income taxes deducted at source,
  net of refundable taxes .........................................        4,263             --             --             --
                                                                     -----------    -----------    -----------    -----------

Net investment income (loss)                                             582,777        431,590        141,453        (82,335)
                                                                     -----------    -----------    -----------    -----------

Net realized and unrealized gain (loss) on investments
  and foreign currency (Notes 1, 5 & 6):
Net realized gain (loss) on:
  Investments in unaffiliated issuers .............................         (352)          (864)        (7,296)       679,326
                                                                     -----------    -----------    -----------    -----------
                                                                            (352)          (864)        (7,296)       679,326

Change in unrealized appreciation (depreciation) of:
  Investments .....................................................   11,964,571         (1,529)        (5,554)     4,437,688
  Translation of assets and liabilities in foreign currencies .....      (65,807)            --             --             --
                                                                     -----------    -----------    -----------    -----------

Net realized and unrealized gain (loss) on investments
  and foreign currency                                                11,898,412         (2,393)       (12,850)     5,117,014
                                                                     -----------    -----------    -----------    -----------
Net increase in net assets resulting from operations                 $12,481,189    $   429,197    $   128,603    $ 5,034,679
                                                                     ===========    ===========    ===========    ===========

See accompanying notes.

4 & 5

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              Permanent Portfolio                 Treasury Bill Portfolio
                                                                      ----------------------------------    -----------------------------------
                                                                      Six months ended     Year ended       Six months ended      Year ended
                                                                       July 31, 2005    January 31, 2005     July 31, 2005     January 31, 2005
                                                                        (Unaudited)                           (Unaudited)
                                                                      ----------------  ----------------    ----------------   ----------------
Operations:
  Net investment income (loss) ......................................   $    582,777      $  1,218,708        $    431,590       $    732,984
  Net realized gain (loss) on investments ...........................           (352)          306,862                (864)            (1,727)
  Net realized gain on foreign currency transactions ................             --         1,110,175                  --                 --
  Change in unrealized appreciation (depreciation) of investments ...     11,964,571        10,801,961              (1,529)           (20,839)
  Change in unrealized depreciation on translation
    of assets and liabilities in foreign currencies .................        (65,807)           (4,451)                 --                 --
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets resulting from operations           12,481,189        13,433,255             429,197            710,418

Equalization on shares issued and redeemed: .........................        236,919         1,054,283             (63,510)            (7,623)

Distributions to shareholders from (Note 2):
  Net investment income .............................................             --        (1,285,802)                 --                 --
  Net realized gain on investments ..................................             --        (3,343,276)                 --                 --

Capital stock transactions exclusive of amounts allocated to
  undistributed net investment income (Note 7): .....................     22,724,448       103,311,242          (3,092,703)        (4,228,145)
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets                                     35,442,556       113,169,702          (2,727,016)        (3,525,350)

Net assets at beginning of period                                        233,860,456       120,690,754          51,768,082         55,293,432
                                                                        ------------      ------------        ------------       ------------
Net assets at end of period (including undistributed net
  investment income (loss) of $1,910,909 and $1,091,213;
  and $1,118,064 and $749,984, respectively)                            $269,303,012      $233,860,456        $ 49,041,066       $ 51,768,082
                                                                        ============      ============        ============       ============

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(continued from previous page)

                                                                           Versatile Bond Portfolio             Aggressive Growth Portfolio
                                                                      ----------------------------------    -----------------------------------
                                                                      Six months ended     Year ended       Six months ended      Year ended
                                                                       July 31, 2005    January 31, 2005     July 31, 2005     January 31, 2005
                                                                        (Unaudited)                           (Unaudited)
                                                                      ----------------  ----------------    ----------------   ----------------
Operations:
  Net investment income (loss) ......................................   $    141,453      $    192,083        $    (82,335)      $    (77,281)
  Net realized gain (loss) on investments ...........................         (7,296)          (19,471)            679,326            461,624
  Net realized gain on foreign currency transactions ................             --                --                  --                 --
  Change in unrealized appreciation (depreciation) of investments ...         (5,554)         (186,566)          4,437,688          2,450,725
  Change in unrealized depreciation on translation
    of assets and liabilities in foreign currencies .................             --                --                  --                 --
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets resulting from operations              128,603           (13,954)          5,034,679          2,835,068

Equalization on shares issued and redeemed: .........................         (1,270)         (246,479)                 --                 --

Distributions to shareholders from (Note 2):
  Net investment income .............................................             --          (136,280)                 --                 --
  Net realized gain on investments ..................................             --           (90,451)                 --         (1,132,430)

Capital stock transactions exclusive of amounts allocated to
  undistributed net investment income (Note 7): .....................        (89,443)       (1,489,729)         11,516,564            258,054
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets                                         37,890        (1,976,893)         16,551,243          1,960,692

Net assets at beginning of period                                         18,758,335        20,735,228          25,589,068         23,628,376
                                                                        ------------      ------------        ------------       ------------
Net assets at end of period (including undistributed net
  investment income (loss) of $334,733 and $194,550; and
  $(82,335) and $--, respectively)                                      $ 18,796,225      $ 18,758,335        $ 42,140,311       $ 25,589,068
                                                                        ============      ============        ============       ============

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)

     Quantity                                                                                          Market Value
  ---------------                                                                                      ------------
                    GOLD ASSETS - 20.06% of Total Net Assets
  43,275 Troy Oz.    Gold bullion (a) ...........................................................      $ 18,603,883

   80,000 Coins      One-ounce gold coins (a) ...................................................        35,415,200
                                                                                                       ------------

                       Total Gold Assets (identified cost $48,803,494)                                 $ 54,019,083
                                                                                                       ------------

                    SILVER ASSETS - 5.12% of Total Net Assets
1,644,459 Troy Oz.   Silver bullion (a) .........................................................      $ 11,902,595

     379 Bags        Silver coins (a) ...........................................................         1,883,005
                                                                                                       ------------

                       Total Silver Assets (identified cost $11,300,534)                               $ 13,785,600
                                                                                                       ------------

Principal Amount    SWISS FRANC ASSETS - 9.15% of Total Net Assets
----------------
 CHF   720,184       Swiss francs in interest-bearing bank accounts .............................      $    559,540
                                                                                                       ------------

 CHF 4,750,000       4.500% Swiss Confederation bonds, 04-08-06 .................................      $  3,783,467
 CHF 6,875,000       4.500% Swiss Confederation bonds, 06-10-07 .................................         5,692,934
 CHF 6,500,000       4.250% Swiss Confederation bonds, 01-08-08 .................................         5,431,901
 CHF 5,225,000       3.250% Swiss Confederation bonds, 02-11-09 .................................         4,338,402
 CHF 5,660,000       3.500% Swiss Confederation bonds, 08-07-10 .................................         4,845,146
                                                                                                       ------------
                       Total Swiss Confederation bonds                                                 $ 24,091,850
                                                                                                       ------------

                       Total Swiss Franc Assets (identified cost $25,175,003)                          $ 24,651,390
                                                                                                       ------------

Number of Shares    STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL
----------------    RESOURCE COMPANIES - 16.87% of Total Net Assets

                    NATURAL RESOURCES - 8.33% of Total Net Assets
     75,000          BHP Billiton, Ltd. (b) .....................................................      $  2,221,500
     32,000          BP, p.l.c. (b) .............................................................         2,108,160
     40,000          Burlington Resources, Inc. .................................................         2,564,400
     36,000          Chevron Corporation ........................................................         2,088,360
     45,000          Devon Energy Corporation ...................................................         2,524,050
     55,000          Forest Oil Corporation (a) .................................................         2,461,800
     50,000          Inco, Ltd. (a) .............................................................         2,049,000
     20,000          Phelps Dodge Corporation ...................................................         2,129,000
     40,000          Pogo Producing Company .....................................................         2,201,200
     30,000          Weyerhaeuser Company .......................................................         2,069,400
                                                                                                       ------------
                                                                                                       $ 22,416,870

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    REAL ESTATE - 8.54% of Total Net Assets
     50,000          Archstone-Smith Trust ......................................................      $  2,125,000
     45,000          BRE Properties, Inc. Class A ...............................................         2,020,500
     80,000          Equity One, Inc. ...........................................................         1,904,000
     36,000          Federal Realty Investment Trust ............................................         2,351,160
     65,000          New Plan Excel Realty Trust, Inc. ..........................................         1,779,700
     30,000          Pan Pacific Retail Properties, Inc. ........................................         2,085,300
     40,000          Pennsylvania Real Estate Investment Trust ..................................         1,956,400
     18,000          Texas Pacific Land Trust ...................................................         3,294,000
     75,000          United Dominion Realty Trust, Inc. .........................................         1,908,750
     50,000          Urstadt Biddle Properties, Inc. ............................................           879,500
     50,000          Urstadt Biddle Properties, Inc. Class A ....................................           935,000
     55,000          Washington Real Estate Investment Trust ....................................         1,768,250
                                                                                                       ------------
                                                                                                       $ 23,007,560
                                                                                                       ------------
                       Total Stocks of United States and Foreign Real Estate and Natural
                       Resource Companies (identified cost $24,459,698)                                $ 45,424,430
                                                                                                       ------------

                    AGGRESSIVE GROWTH STOCK INVESTMENTS - 16.45% of Total Net Assets

                    CHEMICALS - .80% of Total Net Assets
     15,000          Air Products & Chemicals, Inc. .............................................      $    896,400
     80,000          Chemtura Corporation .......................................................         1,259,200
                                                                                                       ------------
                                                                                                       $  2,155,600
                    COMPUTER SOFTWARE - 3.90% of Total Net Assets
     30,000          Autodesk, Inc. .............................................................      $  1,025,700
     30,000          Computer Associates International, Inc. ....................................           823,500
     40,000          Symantec Corporation (a)....................................................           878,800
          1          Symantec Corporation warrant (a)(c)(Note 8).................................         7,781,216
                                                                                                       ------------
                                                                                                       $ 10,509,216
                    CONSTRUCTION - .87% of Total Net Assets
     15,000          Fluor Corporation ..........................................................      $    957,000
     17,000          Ryland Group, Inc. .........................................................         1,373,600
                                                                                                       ------------
                                                                                                       $  2,330,600

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    DATA PROCESSING - .71% of Total Net Assets
     35,000          Agilent Technologies, Inc. (a) .............................................      $    918,400
     40,000          Hewlett-Packard Company ....................................................           984,800
                                                                                                       ------------
                                                                                                       $  1,903,200
                    ELECTRICAL & ELECTRONICS - 1.05% of Total Net Assets
     35,000          Intel Corporation ..........................................................      $    949,900
     45,000          National Semiconductor Corporation .........................................         1,111,950
    160,000          Sanmina SCI Corporation (a) ................................................           764,800
                                                                                                       ------------
                                                                                                       $  2,826,650
                    ENTERTAINMENT & LEISURE - .85% of Total Net Assets
     28,000          Disney (Walt) Company ......................................................      $    717,920
     20,000          Tribune Company ............................................................           730,000
     25,000          Viacom, Inc. Class A .......................................................           840,750
                                                                                                       ------------
                                                                                                       $  2,288,670
                    FINANCIAL SERVICES - 2.07% of Total Net Assets
     28,000          Bank of New York, Inc. .....................................................      $    861,840
      9,000          Bear Stearns Companies, Inc. ...............................................           918,990
     60,000          Janus Capital Group, Inc. ..................................................           901,200
     15,000          Morgan Stanley .............................................................           795,750
     80,000          Schwab (Charles) Corporation ...............................................         1,096,000
     20,000          State Street Corporation ...................................................           994,800
                                                                                                       ------------
                                                                                                       $  5,568,580
                    MANUFACTURING - 1.97% of Total Net Assets
     50,000          Dana Corporation ...........................................................      $    785,500
     17,000          Harley-Davidson, Inc. ......................................................           904,230
     10,000          Illinois Tool Works, Inc. ..................................................           856,500
     40,000          Mattel, Inc. ...............................................................           746,000
      2,000          NACCO Industries, Inc. Class A .............................................           231,200
      8,000          NACCO Industries, Inc. Class B .............................................           924,800
     13,000          Parker-Hannifin Corporation ................................................           854,360
                                                                                                       ------------
                                                                                                       $  5,302,590

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    OIL & OILFIELD SERVICES - 1.00% of Total Net Assets
     54,000          Frontier Oil Corporation ...................................................      $  1,513,080
    160,000          Parker Drilling Company (a) ................................................         1,184,000
                                                                                                       ------------
                                                                                                       $  2,697,080
                    PHARMACEUTICALS - 1.12% of Total Net Assets
     15,000          Amgen, Inc. (a) ............................................................      $  1,196,250
     18,000          Biogen Idec, Inc. (a) ......................................................           707,220
     15,000          Genzyme Corporation (General) (a) ..........................................         1,116,150
                                                                                                       ------------
                                                                                                       $  3,019,620
                    RETAIL - .75% of Total Net Assets
     20,000          Costco Wholesale Corporation ...............................................      $    919,400
     25,000          Williams-Sonoma, Inc. (a) ..................................................         1,104,000
                                                                                                       ------------
                                                                                                       $  2,023,400
                    TRANSPORTATION - .66% of Total Net Assets
     45,000          Kansas City Southern (a) ...................................................      $  1,015,200
     35,000          Swift Transportation Company, Inc. (a) .....................................           769,650
                                                                                                       ------------
                                                                                                       $  1,784,850
                    MISCELLANEOUS - .70% of Total Net Assets
     15,000          Lockheed Martin Corporation ................................................      $    936,000
     24,000          Temple-Inland, Inc. ........................................................           954,960
                                                                                                       ------------
                                                                                                       $  1,890,960
                                                                                                       ------------

                       Total Aggressive Growth Stock Investments (identified cost $25,614,612)         $ 44,301,016
                                                                                                       ------------

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                     DOLLAR ASSETS - 31.37% of Total Net Assets

                     CORPORATE BONDS - .60% of Total Net Assets
   $   200,000        7.125% Aetna, Inc., 08-15-06 ..............................................      $    205,676
       200,000        2.125% Brown-Forman Corporation, 03-15-06 .................................           197,704
       200,000        5.625% CVS Corporation, 03-15-06 ..........................................           201,980
       200,000        6.150% Chubb Corporation, 08-15-05 ........................................           200,166
       200,000        6.750% Citicorp, 08-15-05 .................................................           200,216
       200,000        6.450% Dover Corporation, 11-15-05 ........................................           201,490
       222,000        5.625% Pfizer, Inc., 02-01-06 .............................................           223,974
       200,000        6.125% Texas Instruments, Inc., 02-01-06 ..................................           201,812
                                                                                                       ------------
                                                                                                       $  1,633,018
                                                                                                       ------------
                     UNITED STATES TREASURY SECURITIES - 30.77% of Total Net Assets
    41,000,000        United States Treasury bond strips (Principal only) 4.807%, 05-15-18 (d) ..      $ 23,145,730
       800,000        United States Treasury bonds 6.250%, 08-15-23 .............................           964,752
     4,000,000        United States Treasury notes 2.000%, 08-31-05 .............................         3,995,800
     4,000,000        United States Treasury notes 1.625%, 09-30-05 .............................         3,988,920
     4,000,000        United States Treasury notes 1.625%, 10-31-05 .............................         3,982,040
     4,000,000        United States Treasury notes 1.875%, 11-30-05 .............................         3,978,920
     4,000,000        United States Treasury notes 1.875%, 12-31-05 .............................         3,971,400
     4,000,000        United States Treasury notes 1.625%, 02-28-06 .............................         3,951,560
     4,000,000        United States Treasury notes 1.500%, 03-31-06 .............................         3,940,320
     4,000,000        United States Treasury notes 2.250%, 04-30-06 .............................         3,954,080
     4,000,000        United States Treasury notes 2.000%, 05-15-06 .............................         3,943,440
     4,000,000        United States Treasury notes 2.750%, 06-30-06 .............................         3,959,680
     4,000,000        United States Treasury notes 2.375%, 08-31-06 .............................         3,935,640
     4,000,000        United States Treasury notes 2.500%, 09-30-06 .............................         3,935,640
     4,000,000        United States Treasury notes 2.500%, 10-31-06 .............................         3,931,240
     4,000,000        United States Treasury notes 2.625%, 05-15-08 .............................         3,851,240
     2,000,000        United States Treasury notes 3.000%, 02-15-09 .............................         1,927,820
     1,500,000        United States Treasury bills 2.145%, 08-04-05 (d) .........................         1,499,645
                                                                                                       ------------
                                                                                                       $ 82,857,867
                                                                                                       ------------

                        Total Dollar Assets (identified cost $75,555,122)                              $ 84,490,885
                                                                                                       ------------
                        Total Portfolio - 99.02% of total net assets (identified cost $210,908,463)(e) $266,672,404
                        Other assets, less liabilities (.98% of total net assets)                         2,630,608
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $269,303,012
                                                                                                       ============

                        Note: (a) Non-income producing.
                              (b) Sponsored ADR.
                              (c) Market value based on policies approved by the Fund’s Board of Directors.
                              (d) Interest rate represents yield to maturity.
                              (e) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    UNITED STATES TREASURY SECURITIES - 99.52% of Total Net Assets
  $10,000,000        United States Treasury notes 2.000%, 08-31-05 ..............................      $  9,989,500
   10,000,000        United States Treasury notes 1.625%, 09-30-05 ..............................         9,972,300
   10,000,000        United States Treasury notes 1.625%, 10-31-05 ..............................         9,955,100
   10,000,000        United States Treasury notes 1.875%, 11-30-05 ..............................         9,947,300
    8,000,000        United States Treasury notes 1.875%, 12-31-05 ..............................         7,942,800
    1,000,000        United States Treasury bills 2.145%, 08-04-05 (a) ..........................           999,763
                                                                                                       ------------
                       Total Portfolio - 99.52% of total net assets (identified cost $48,842,976)(b)   $ 48,806,763
                       Other assets, less liabilities (.48% of total net assets)                            234,303
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 49,041,066
                                                                                                       ============

                       Note: (a) Interest rate represents yield to maturity.
                             (b) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    CORPORATE BONDS - 94.16% of Total Net Assets

                    BEVERAGES - 9.58% of Total Net Assets
   $  800,000        2.125% Brown-Forman Corporation, 03-15-06 ..................................      $    790,816
    1,000,000        5.950% PepsiAmericas, Inc., 02-15-06 .......................................         1,010,590
                                                                                                       ------------
                                                                                                       $  1,801,406
                    ELECTRICAL & ELECTRONICS - 4.29% of Total Net Assets
      800,000        6.125% Texas Instruments, Inc., 02-01-06 ...................................      $    807,248
                                                                                                       ------------
                                                                                                       $    807,248
                    FINANCIAL SERVICES - 14.86% of Total Net Assets
      800,000        6.750% Citicorp, 08-15-05 ..................................................      $    800,864
    1,000,000        2.000% General Electric Capital Corporation, 01-30-06 ......................           991,650
    1,000,000        4.000% International Lease Finance Company, 01-17-06 .......................           999,870
                                                                                                       ------------
                                                                                                       $  2,792,384
                    INSURANCE - 8.64% of Total Net Assets
      800,000        7.125% Aetna, Inc., 08-15-06 ...............................................      $    822,704
      800,000        6.150% Chubb Corporation, 08-15-05 .........................................           800,664
                                                                                                       ------------
                                                                                                       $  1,623,368
                    MANUFACTURING - 14.08% of Total Net Assets
      800,000        9.000% Caterpillar, Inc., 04-15-06 .........................................      $    827,096
      800,000        6.450% Dover Corporation, 11-15-05 .........................................           805,960
    1,000,000        5.500% Nike, Inc., 08-15-06 ................................................         1,012,840
                                                                                                       ------------
                                                                                                       $  2,645,896
                    PHARMACEUTICALS - 9.68% of Total Net Assets
      800,000        5.625% Abbott Laboratories, 07-01-06 .......................................      $    810,872
    1,000,000        5.625% Pfizer, Inc., 02-01-06 ..............................................         1,008,890
                                                                                                       ------------
                                                                                                       $  1,819,762

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    PUBLISHING - 5.08% of Total Net Assets
   $  938,000        5.500% Gannett Company, Inc., 04-01-07 .....................................      $    955,597
                                                                                                       ------------
                                                                                                       $    955,597
                    RETAIL - 9.71% of Total Net Assets
      900,000        5.950% Target Corporation, 05-15-06 ........................................      $    912,672
      900,000        5.450% Wal-Mart Stores, Inc., 08-01-06 .....................................           911,511
                                                                                                       ------------
                                                                                                       $  1,824,183
                    TELECOMMUNICATIONS - 9.66% of Total Net Assets
    1,000,000        7.000% GTE Hawaiian Telephone, Inc., 02-01-06 ..............................      $  1,004,900
      800,000        5.375% Verizon Wireless Capital, LLC, 12-15-06 .............................           811,280
                                                                                                       ------------
                                                                                                       $  1,816,180
                    TOBACCO - 4.17% of Total Net Assets
      800,000        2.875% Fortune Brands, Inc., 12-01-06 ......................................      $    783,944
                                                                                                       ------------
                                                                                                       $    783,944
                    TRANSPORTATION - 4.41% of Total Net Assets
      800,000        7.125% Union Tank Car Company, 02-01-07 ....................................      $    828,608
                                                                                                       ------------
                                                                                                       $    828,608
                                                                                                       ------------

                       Total Corporate Bonds (identified cost $17,866,334)                             $ 17,698,576
                                                                                                       ------------

                    UNITED STATES TREASURY SECURITIES - 4.26% of Total Net Assets
      800,000        United States Treasury bills 2.145%, 08-04-05 (a) ..........................      $    799,810
                                                                                                       ------------

                       Total United States Treasury securities (identified cost $799,808)              $    799,810
                                                                                                       ------------
                       Total Portfolio -  98.42% of total net assets (identified cost $18,666,142)(b)  $ 18,498,386
                       Other assets, less liabilities (1.58% of total net assets)                           297,839
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 18,796,225
                                                                                                       ============

                       Note: (a) Interest rate represents yield to maturity.
                             (b) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    AGGRESSIVE GROWTH STOCK INVESTMENTS - 95.31% of Total Net Assets

                    CHEMICALS - 4.37% of Total Net Assets
     15,000          Air Products & Chemicals, Inc. .............................................      $    896,400
     60,000          Chemtura Corporation .......................................................           944,400
                                                                                                       ------------
                                                                                                       $  1,840,800
                    COMPUTER SOFTWARE - 7.81% of Total Net Assets
     40,000          Autodesk, Inc. .............................................................      $  1,367,600
     30,000          Computer Associates International, Inc. ....................................           823,500
     50,000          Symantec Corporation (a) ...................................................         1,098,500
                                                                                                       ------------
                                                                                                       $  3,289,600
                    CONSTRUCTION - 9.59% of Total Net Assets
     50,000          Ryland Group, Inc. .........................................................      $  4,040,000
                                                                                                       ------------
                                                                                                       $  4,040,000
                    DATA PROCESSING - 3.62% of Total Net Assets
     30,000          Agilent Technologies, Inc. (a) .............................................      $    787,200
     30,000          Hewlett-Packard Company ....................................................           738,600
                                                                                                       ------------
                                                                                                       $  1,525,800
                    ELECTRICAL & ELECTRONICS - 5.81% of Total Net Assets
     30,000          Intel Corporation ..........................................................      $    814,200
     40,000          National Semiconductor Corporation .........................................           988,400
    135,000          Sanmina SCI Corporation (a) ................................................           645,300
                                                                                                       ------------
                                                                                                       $  2,447,900
                    ENTERTAINMENT & LEISURE - 5.55% of Total Net Assets
     30,000          Disney (Walt) Company ......................................................      $    769,200
     20,000          Tribune Company ............................................................           730,000
     25,000          Viacom, Inc. Class A .......................................................           840,750
                                                                                                       ------------
                                                                                                       $  2,339,950
                    FINANCIAL SERVICES - 13.06% of Total Net Assets
     25,000          Bank of New York, Inc. .....................................................      $    769,500
      8,000          Bear Stearns Companies, Inc. ...............................................           816,880
     60,000          Janus Capital Group, Inc. ..................................................           901,200
     20,000          Morgan Stanley .............................................................         1,061,000
     70,000          Schwab (Charles) Corporation ...............................................           959,000
     20,000          State Street Corporation ...................................................           994,800
                                                                                                       ------------
                                                                                                       $  5,502,380
                    MANUFACTURING - 10.53% of Total Net Assets
     50,000          Dana Corporation ...........................................................      $    785,500
     20,000          Harley-Davidson, Inc. ......................................................         1,063,800
     10,000          Illinois Tool Works, Inc. ..................................................           856,500
     40,000          Mattel, Inc. ...............................................................           746,000
     15,000          Parker-Hannifin Corporation ................................................           985,800
                                                                                                       ------------
                                                                                                       $  4,437,600

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    OIL & OILFIELD SERVICES - 13.24% of Total Net Assets
    170,000          Frontier Oil Corporation ...................................................      $  4,763,400
    110,000          Parker Drilling Company (a) ................................................           814,000
                                                                                                       ------------
                                                                                                       $  5,577,400
                    PHARMACEUTICALS - 9.11% of Total Net Assets
     20,000          Amgen, Inc. (a) ............................................................      $  1,595,000
     10,000          Biogen Idec, Inc. (a) ......................................................           392,900
     10,000          Chiron Corporation (a) .....................................................           362,300
     20,000          Genzyme Corporation (General) (a) ..........................................         1,488,200
                                                                                                       ------------
                                                                                                       $  3,838,400
                    RETAIL - 4.82% of Total Net Assets
     25,000          Costco Wholesale Corporation ...............................................      $  1,149,250
     20,000          Williams-Sonoma, Inc. (a) ..................................................           883,200
                                                                                                       ------------
                                                                                                       $  2,032,450
                    TRANSPORTATION - 3.69% of Total Net Assets
     30,000          Kansas City Southern (a) ...................................................      $    676,800
     40,000          Swift Transportation Company, Inc. (a) .....................................           879,600
                                                                                                       ------------
                                                                                                       $  1,556,400
                    MISCELLANEOUS - 4.11% of Total Net Assets
     15,000          Lockheed Martin Corporation ................................................      $    936,000
     20,000          Temple-Inland, Inc. ........................................................           795,800
                                                                                                       ------------
                                                                                                       $  1,731,800
                                                                                                       ------------

                       Total Aggressive Growth Stock Investments (identified cost $18,225,703)         $ 40,160,480
                                                                                                       ------------
Principal Amount
----------------
                    UNITED STATES TREASURY SECURITIES - 3.91% of Total Net Assets
   $1,650,000        United States Treasury bills 2.145%, 08-04-05 (b) ..........................      $  1,649,609
                                                                                                       ------------

                       Total United States Treasury securities (identified cost $1,649,606)            $  1,649,609
                                                                                                       ------------
                       Total Portfolio -  99.22% of total net assets (identified cost $19,875,309)(c)  $ 41,810,089
                       Other assets, less liabilities (.78% of total net assets)                            330,222
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 42,140,311
                                                                                                       ============

                       Note: (a) Non-income producing.
                             (b) Interest rate represents yield to maturity.
                             (c) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2005
(Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES
Permanent Portfolio Family of Funds, Inc. (“Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a no-load, open-end, series, management investment company. The Fund commenced operations as the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio on January 8, 1982, May 26, 1987, September 27, 1991 and January 2, 1990, respectively. Investment operations in the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio commenced on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for registered investment companies. The preparation of such financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.
Valuation of investments
Investments are normally valued based on market quotations. Securities for which market quotations are readily available are valued at the latest sale price. Unlisted securities or securities for which the most active market is over-the-counter are valued at the mean between the closing bid and asked prices. Swiss francs are valued at the closing spot price on the International Monetary Market. Swiss Confederation bonds are valued at the closing price in Zurich, Switzerland, converted into U.S. dollars at 4 p.m. (Eastern Time). Investments in gold and silver are valued based on the closing spot prices on the New York Commodity Exchange. Short-term securities are valued at market daily. Investments for which there are no reliable market values are valued at fair value. At July 31, 2005, one such investment in the Fund’s Permanent Portfolio (2.89% of total net assets) was so valued based on policies approved by the Fund’s Board of Directors (“Board of Directors” or “Board”).
Translation of foreign currencies
Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.
The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books versus the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies.
Investment transactions and investment income
Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2005
(Unaudited)

For the six months ended July 31, 2005, investment income was earned as follows:
                                                      Permanent     Treasury Bill    Versatile Bond    Aggressive Growth
                                                      Portfolio       Portfolio         Portfolio          Portfolio
                                                    ------------    -------------    --------------    -----------------

           Interest on:
             Corporate bonds ....................   $     28,554     $         --     $    228,821        $        --
             Swiss franc assets .................        155,793               --               --                 --
             United States Treasury securities ..      1,166,384          640,716              423                394
             Other investments ..................         46,013           16,632              942              5,395
           Dividends ............................        742,958               --               --            108,720
                                                    ------------     ------------     ------------        -----------
                                                    $  2,139,702     $    657,348     $    230,186        $   114,509
                                                    ============     ============     ============        ===========
Federal taxes
Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2005, pursuant to the requirements of the Code.
At January 31, 2005, capital loss carryforwards totalling $30,411 in the Fund’s Treasury Bill Portfolio were available to offset future realized gains, if any. Such capital loss carryforwards of $14,264, $3,666, $5,452, $2,613 and $4,416 expire on January 31, 2007, January 31, 2008, January 31, 2011, January 31, 2012 and January 31, 2013, respectively. There were no capital loss carryforwards in the Fund’s Permanent Portfolio, Versatile Bond Portfolio or Aggressive Growth Portfolio. Additionally, net capital losses of $253 and $21,081 in the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio, respectively, are attributable to investment transactions that occurred after October 31, 2004 and are recognized for federal income tax purposes as arising on February 1, 2005, the first day of each Portfolio’s next taxable year.
During the six months ended July 31, 2005, the Fund’s Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred federal excise taxes of $2,480, $8,431, $1,488 and $5,951, respectively, which were imposed on four percent of each Portfolio’s undistributed income and capital gains, if any. Such tax reduced each Portfolio’s net assets; however, such undistributed income and capital gains were retained by each Portfolio to earn further interest, dividends and profits.
Equalization
The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

2.	DISTRIBUTIONS TO SHAREHOLDERS
On December 8, 2004, the Fund’s Permanent Portfolio paid an ordinary income dividend per share of $.15, and the Fund’s Permanent Portfolio and Aggressive Growth Portfolio paid long-term capital gain distributions per share of $.39 and $3.94, respectively, to shareholders of record on December 7, 2004. On December 22, 2004, the Fund’s Versatile Bond Portfolio paid an ordinary income dividend and a long-term capital gain distribution per share of $1.13 and $.75, respectively, to shareholders of record on December 21, 2004. The Fund’s Treasury Bill Portfolio paid no ordinary income dividends or capital gain distributions during the year ended January 31, 2005.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2005
(Unaudited)

The tax character of such dividends and distributions paid was as follows:
                                                     Permanent      Treasury Bill    Versatile Bond    Aggressive Growth
                                                     Portfolio        Portfolio        Portfolio           Portfolio
                                                    -----------     -------------    --------------    -----------------

           Distributions paid from:
              Ordinary income ...................   $ 1,285,802      $        --      $    136,280        $        --
              Long-term capital gain ............     3,343,276               --            90,451          1,132,430
                                                    -----------      -----------      ------------        -----------
                                                    $ 4,629,078      $        --      $    226,731        $ 1,132,430
                                                    ===========      ===========      ============        ===========
Dividends to shareholders from net investment income and distributions to shareholders from realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code which may differ from accounting principles generally accepted in the United States of America. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2005, the Fund’s Permanent Portfolio reclassified $1,195,124 from undistributed net investment income to paid-in capital, and the Fund’s Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio reclassified $24,623, $65,832 and $77,281, respectively, from paid-in capital to undistributed net investment income and loss, respectively, to reflect such book and tax basis differences relating to shareholder distributions, net operating losses and excise taxes paid. Additionally, due to these differences, the Fund’s Permanent Portfolio reclassified $109,731 from accumulated net realized gain on foreign currency transactions to undistributed net investment income and $3,412 from accumulated net realized gain on investments to undistributed net investment income; and the Fund’s Treasury Bill Portfolio reclassified $3,632 from paid-in capital to accumulated net realized loss on investments.

At January 31, 2005, the components of distributable earnings on a tax basis were as follows:
                                                     Permanent      Treasury Bill    Versatile Bond    Aggressive Growth
                                                     Portfolio        Portfolio         Portfolio          Portfolio
                                                    -----------     -------------    --------------    -----------------

           Undistributed ordinary income.........   $ 2,201,388      $   749,984      $    194,550        $        --
           Undistributed long-term gain
            (capital loss carryforward)..........       194,613          (30,411)              837            423,026
           Post-October losses...................            --             (253)          (21,081)                --
           Unrealized appreciation (depreciation)    43,834,014          (34,684)         (162,202)        17,497,092
                                                    -----------      -----------      ------------        -----------
                                                    $46,230,015      $   684,636      $     12,104        $17,920,118
                                                    ===========      ===========      ============        ===========

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2005
(Unaudited)

3.	INVESTMENT ADVISORY CONTRACT
The Fund retains Pacific Heights Asset Management, LLC (“Pacific Heights”) as its investment adviser under an investment advisory contract dated November 24, 2002 (“Contract”). In accordance with the terms of the Contract, Pacific Heights receives monthly, an investment advisory fee calculated separately for each Portfolio of the Fund, for each calendar year, at the following rates of total average daily net assets, computed for each day of each such year on the basis of net assets as of the close of business on the next preceding “full business day,” as defined in the Contract (“Advisory Fee”): (i) 1 and 3/16ths of 1% of the first $200 million of the Portfolio’s average daily net assets; (ii) 7/8ths of 1% of the next $200 million of the Portfolio’s average daily net assets; (iii) 13/16ths of 1% of the next $200 million of the Portfolio’s average daily net assets; and (iv) 3/4ths of 1% of all of the Portfolio’s average daily net assets in excess of $600 million.
All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other such fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for the Advisory Fee, the fees and expenses of the Fund’s directors, the salary expense of the Fund’s officers (including any payments made by the Fund under its Long Term Disability Plan described in Note 4), excise taxes and extraordinary expenses as defined by the Contract, Pacific Heights pays or reimburses the Fund for substantially all of the Fund’s ordinary operating expenses out of its Advisory Fee.
During the six months ended July 31, 2005, Pacific Heights voluntarily agreed to waive portions of the Advisory Fee allocable to the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio to the extent that either Portfolio’s total Advisory Fee otherwise would exceed an annual rate of 11/16ths of 1%, in the case of the Treasury Bill Portfolio, or 13/16ths of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio’s average daily net assets. Pacific Heights may continue voluntarily to waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund.
Pacific Heights is a California limited liability company. Its manager and sole member, Michael J. Cuggino (also its President and Chief Executive Officer), is the President, Treasurer and a director of the Fund and was paid $72,600 by the Fund for service in such capacities during the six months ended July 31, 2005.
The Contract was unanimously approved by the Fund’s Board of Directors, including all of the Fund’s directors who are not “interested persons” of the Fund (“Independent Directors”), on December 10, 2004. In making its determination to approve the Contract, the Board, including its Independent Directors, considered a wide range of information and received a variety of materials provided by Pacific Heights and the Fund’s officers, including information regarding the performance of the Fund’s Portfolios in comparison to relevant market indices and the performance of other funds with similar investment objectives as the Fund’s Portfolios (“Peer Group”).
As a general matter, the Board considered the activities currently performed and services provided to the Fund by Mr. Cuggino. In particular, the directors considered that Mr. Cuggino is thoroughly involved in the day-to-day operations of the Fund, including identifying and making suggestions as to proposed investments, including the purchase and sale thereof, coordination and direction of operational matters, including arrangements with various service providers to the Fund, and providing substantial administration and oversight in connection with shareholder services.
The Board considered the following additional material factors in approving the Contract and reached the following conclusions:
(a)	the nature, quality and extent of the investment advisory, administrative and other services to be provided by Pacific Heights, from which the Board concluded that such services would be comparable to those previously provided, and that Mr. Cuggino, by virtue of his experience with the Fund for over fourteen years, was qualified to provide such services;

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2005
(Unaudited)

(b)	comparative data with respect to the investment advisory fees paid by the Portfolios to those paid by their Peer Group (to the extent reasonably available), from which the Board concluded that the Advisory Fee was comparable;
(c)	the operating expenses and expense ratios of the Fund’s Portfolios compared to their Peer Group, from which the Board concluded that the Fund’s expenses and expense ratios were comparable;
(d)	the financial condition of Pacific Heights, from which the Board concluded that Pacific Heights would have the financial ability to fulfill its commitment to the Fund under the Contract;
(e)	information about the services to be performed, their cost to the Fund and the personnel performing such services, from which the Board concluded that Pacific Heights would have adequate staffing and personnel competent to provide the contemplated level of services to the Fund, and at a cost that is comparable to that previously paid by the Fund;
(f)	the ability of Pacific Heights to continue providing investment advisory services of the same character and at least the same quality as previously provided, from which the Board concluded that such services would be of the same character and at least the same quality as those previously provided, by virtue of Mr. Cuggino’s experience with the Fund for over fourteen years;
(g)	receipt of assurances from Pacific Heights that it has no plans to change or discontinue the arrangement whereby Pacific Heights bears expenses of the Fund;
(h)	the effect the retention of Pacific Heights may have on Fund performance, from which the Board concluded that there should be no material effect on Fund performance because of Mr. Cuggino’s familiarity with the policies and practices of the Fund; and
(i)	the extent to which economies of scale would be realized as the Fund’s Portfolios increase in assets, from which the Board noted that Permanent Portfolio had recently achieved a breakpoint in its fee structure because its assets had passed the first threshold.
In addition to the factors listed above, the Board noted that Pacific Heights has waived its fees for certain of the Fund’s Portfolios as necessary to reduce their operating expenses. The Board received assurances from Pacific Heights that at least through the end of calendar year 2005, Pacific Heights intends voluntarily to waive portions of the Advisory Fee allocable to the Treasury Bill Portfolio and the Versatile Bond Portfolio as described above. With respect to each Portfolio’s expenses under the Contract, the Board compared the total expense ratios for the Portfolios with various comparative data, including the total expense ratios of each Portfolio’s Peer Group and found that the expenses (including investment advisory fees) paid by each Portfolio were reasonable and appropriate under the facts and circumstances.
The Board also continued to consider the effects of the safe-harbor provided by Section 15(f) of the 1940 Act. Section 15(f) provides that a registered investment company’s investment adviser or its affiliates can receive benefit or compensation in connection with a change of control of the investment adviser if two conditions are satisfied. The Board determined that both conditions of the provision continued to be satisfied in that: (i) 75% of the director nominees, who were elected and assumed office upon completion of the 2003 transaction between World Money Managers (“WMM”) and Pacific Heights, were not “interested persons;” and (ii) the aggregate investment advisory fees and other expenses payable by the Fund and its shareholders under the Contract are substantially similar to those payable under the previous investment advisory contract with WMM.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2005
(Unaudited)

Pursuant to the Fund’s then-existing investment advisory contract with WMM, reimbursement of ordinary operating expenses due to the Fund from WMM of $14,122, $6,651, $1,891 and $2,336 in the Fund’s Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio, respectively, were outstanding at July 31, 2005. Such amounts have since been repaid to those Portfolios.

4.	LONG TERM DISABILITY PLAN
On March 9, 1998, the Fund’s Board of Directors adopted the Permanent Portfolio Family of Funds, Inc. Long Term Disability Plan (“Plan”). The Plan provides for payment by the Fund to any qualified officer of the Fund who is totally disabled (a “Participant”), as defined by the Plan, a disability benefit equal to fifty percent (50%) of the Participant’s salary as of the time the disability is determined, subject to cost-of-living adjustments, for a period not to exceed five years. The Plan is renewable annually and may be terminated by the Fund’s Board of Directors at any time prior to each annual renewal. The Fund made no payments under the Plan during the six months ended July 31, 2005.

5.	PURCHASES AND SALES OF SECURITIES
The following is a summary of purchases and sales of securities other than short-term securities for the six months ended July 31, 2005:
                                                                         Permanent      Treasury Bill     Versatile Bond    Aggressive Growth
                                                                         Portfolio        Portfolio          Portfolio          Portfolio
                                                                       -------------    -------------     --------------    -----------------

           Purchases.............................                       $17,730,793          None          $ 4,257,289         $10,270,191
           Sales.................................                           203,811          None            4,125,514             741,412
6.	NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
The following is a summary of net unrealized appreciation (depreciation) of investments at July 31, 2005 for federal income tax purposes:
                                                                         Permanent      Treasury Bill     Versatile Bond    Aggressive Growth
                                                                         Portfolio        Portfolio         Portfolio           Portfolio
                                                                       -------------    -------------     --------------    -----------------

           Aggregate gross unrealized appreciation of investments
             with excess of value over tax cost:
             Investments in securities of unaffiliated issuers .......  $48,622,139        $     --        $        --         $21,934,780
             Investments other than securities .......................    7,665,415              --                 --                  --
                                                                        -----------        --------        -----------         -----------
                                                                         56,287,554              --                 --          21,934,780
           Aggregate gross unrealized depreciation of investments
             with excess of tax cost over value:
             Investments in securities of unaffiliated issuers ........    (523,613)        (36,213)          (167,756)                 --
                                                                        -----------        --------        -----------         -----------
                                                                           (523,613)        (36,213)          (167,756)                 --
                                                                        -----------        --------        -----------         -----------
             Net unrealized appreciation (depreciation) of investments  $55,763,941        $(36,213)       $  (167,756)        $21,934,780
                                                                        ===========        ========        ===========         ===========

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2005
(Unaudited)

7.	CAPITAL STOCK TRANSACTIONS
Transactions in shares of each Portfolio’s capital stock exclusive of amounts allocated to undistributed net investment income were as follows for the period and year ended:
                                                                         Permanent Portfolio
                                                                         -------------------
                                               Six months ended July 31, 2005             Year ended January 31, 2005
                                               ------------------------------           ------------------------------
                                                 Shares            Dollars               Shares             Dollars
                                               ---------         ------------           ---------         ------------

           Shares sold.....................    2,291,507         $ 61,042,662           6,312,820         $162,354,304
           Distributions reinvested........           --                   --             151,934            4,090,056
                                               ---------         ------------           ---------         ------------
                                               2,291,507           61,042,662           6,464,754          166,444,360

           Shares redeemed.................   (1,445,123)         (38,318,214)         (2,492,728)         (63,133,118)
                                               ---------         ------------           ---------         ------------
           Net increase                          846,384         $ 22,724,448           3,972,026         $103,311,242
                                               =========         ============           =========         ============

                                                                       Treasury Bill Portfolio
                                                                       -----------------------
                                               Six months ended July 31, 2005             Year ended January 31, 2005
                                               ------------------------------           ------------------------------
                                                 Shares            Dollars               Shares             Dollars
                                               ---------         ------------           ---------         ------------

           Shares sold.....................       56,130         $  3,714,417             365,081         $ 24,161,268
           Distributions reinvested........           --                   --                  --                   --
                                                 -------         ------------             -------         ------------
                                                  56,130            3,714,417             365,081           24,161,268

           Shares redeemed.................     (102,871)          (6,807,120)           (428,966)         (28,389,413)
                                                 -------         ------------             -------         ------------
           Net decrease                          (46,741)        $ (3,092,703)            (63,885)        $ (4,228,145)
                                                 =======         ============             =======         ============

                                                                      Versatile Bond Portfolio
                                                                      ------------------------
                                               Six months ended July 31, 2005             Year ended January 31, 2005
                                               ------------------------------           ------------------------------
                                                 Shares            Dollars               Shares             Dollars
                                               ---------         ------------           ---------         ------------

           Shares sold.....................        7,170         $    405,160             253,300         $ 14,391,317
           Distributions reinvested........           --                   --               3,633              207,041
                                                 -------         ------------             -------         ------------
                                                   7,170              405,160             256,933           14,598,358

           Shares redeemed.................       (8,745)            (494,603)           (280,105)         (16,088,087)
                                                 -------         ------------             -------         ------------
           Net decrease                           (1,575)        $    (89,443)            (23,172)        $ (1,489,729)
                                                 =======         ============             =======         ============

                                                                     Aggressive Growth Portfolio
                                                                     ---------------------------
                                               Six months ended July 31, 2005             Year ended January 31, 2005
                                               ------------------------------           ------------------------------
                                                 Shares            Dollars               Shares             Dollars
                                               ---------         ------------           ---------         ------------

           Shares sold.....................      133,865         $ 13,245,343              34,032         $  2,665,550
           Distributions reinvested........           --                   --              12,937            1,083,985
                                                 -------         ------------             -------         ------------
                                                 133,865           13,245,343              46,969            3,749,535

           Shares redeemed.................      (18,712)          (1,728,779)            (43,474)          (3,491,481)
                                                 -------         ------------             -------         ------------
           Net increase                          115,153         $ 11,516,564               3,495         $    258,054
                                                 =======         ============             =======         ============

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2005
(Unaudited)

8.	LEGAL MATTERS
In 1997, the Securities and Exchange Commission’s (“SEC’s”) Division of Enforcement instituted public administrative and cease-and-desist proceedings (“Proceedings”) against the Fund’s then-existing investment adviser (WMM) and two then-serving officers and directors of the Fund, Terry Coxon (“Coxon”) and Alan Sergy (“Sergy”) (collectively, “Respondents”). The Fund is not and was not a party to the Proceedings. In an initial decision dated April 1, 1999 (“Initial Decision”), the Administrative Law Judge ruled that the Respondents had committed violations of various provisions of the federal securities laws and imposed various sanctions on the Respondents. The Respondents appealed the Initial Decision to the SEC. In a decision dated August 21, 2003, the SEC dismissed Sergy from the Proceedings due to his failing health and ordered that WMM and Coxon, jointly and severally: (i) disgorge $971,778; (ii) pay prejudgment interest on that amount from September 21, 1993, at half the customary rate; and (iii) cease and desist from violating provisions of the federal securities laws. WMM and Coxon (“Appellants”) filed an appeal in late 2003 with the United States Court of Appeals for the Ninth Circuit (“Ninth Circuit”). In a decision dated June 29, 2005, the Ninth Circuit affirmed the SEC’s decision.
It is uncertain what amount of disgorged funds or prejudgment interest might be paid by the Appellants or when any such payment might be made. It is also not certain what amount, if any, of any disgorged funds or interest might be received by the Fund.
Pursuant to the Fund’s Bylaws, the Fund advanced expenses incurred by the Respondents in the Proceedings (“Advanced Expenses”) upon their undertaking to repay the advances, in the event it was ultimately determined that they had committed willful misfeasance, bad faith, gross negligence or reckless disregard of their duties (“Disabling Conduct”). At a meeting held on January 7, 2005, the Fund’s Board of Directors determined that WMM and Coxon had committed Disabling Conduct. At July 31, 2005, reimbursement of such Advanced Expenses in the amounts of $480,756, $432,682 and $48,075 were due to the Fund’s Permanent Portfolio, Treasury Bill Portfolio and Aggressive Growth Portfolio, respectively.
The Fund’s Board of Directors has continued, and will continue, to monitor developments relating to the Proceedings and related appeals, and will take such actions as may be appropriate in the circumstances.
On May 10, 2005, Andrew J. Layman, the maker of a warrant in favor of the Fund’s Permanent Portfolio for the purchase of shares of common stock of Symantec Corporation (“Warrant”), filed an action in the Superior Court of Washington for King County (“Complaint”) seeking, among other actions, a declaratory judgment that the Warrant was no longer valid and enforceable. The Complaint alleges that the Fund had failed to timely exercise its rights under the Warrant, and that the Warrant had lapsed, entitling Mr. Layman to possession of the stock certificates for the shares of common stock subject to the Warrant. The Fund has filed a counterclaim to enforce its rights under the Warrant and will vigorously defend against the Complaint. The eventual outcome of this action and any related litigation pursuant thereto is uncertain at this time. At July 31, 2005, the current market value of the stock subject to the Warrant is approximately $7.9 million. In the event the Fund is unsuccessful in defending against Mr. Layman’s claim for declaratory relief, the Permanent Portfolio’s assets would be reduced by the value of the stock subject to the Warrant.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO

Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each period:

                                                Six months ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                                 July 31, 2005     January 31,  January 31,  January 31,  January 31,  January 31,
                                                  (Unaudited)         2005         2004         2003         2002         2001
                                                ----------------   -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of period               $   26.29        $   24.52    $   20.89    $   18.59    $   18.29    $   17.44
                                                   ---------        ---------    ---------    ---------    ---------    ---------
   Income from investment operations:
     Net investment income (1)(2)(3) ..........          .06              .18          .11          .28          .27          .46
     Net realized and unrealized gain
       on investments and foreign
       currencies .............................         1.30             2.13         3.82         2.47          .47         1.07
                                                   ---------        ---------    ---------    ---------    ---------    ---------
       Total income from
         investment operations                          1.36             2.31         3.93         2.75          .74         1.53

   Less distributions from:
     Net investment income  ...................           --             (.15)        (.22)        (.19)        (.27)        (.16)
     Net realized gain on investments (4) .....           --             (.39)        (.08)        (.26)        (.17)        (.52)
                                                   ---------        ---------    ---------    ---------    ---------    ---------
       Total distributions                                --             (.54)        (.30)        (.45)        (.44)        (.68)
                                                   ---------        ---------    ---------    ---------    ---------    ---------

Net asset value, end of period                     $   27.65        $   26.29    $   24.52    $   20.89    $   18.59    $   18.29
                                                   =========        =========    =========    =========    =========    =========

Total return (5) .............................         5.17%            9.37%       18.87%       14.90%        4.08%        8.91%

Ratios / supplemental data:
   Net assets, end of period (in thousands) ...    $ 269,303        $ 233,860    $ 120,691    $  78,674    $  52,078    $  53,792
                                                   =========        =========    =========    =========    =========    =========

   Ratio of expenses to average net assets ....        1.26%*           1.38%        1.58%        1.34%        1.46%        1.41%
   Ratio of net investment income
     to average net assets (2)(3) .............         .47%*            .72%         .47%        1.42%        1.44%        2.57%
   Portfolio turnover rate ....................         .30%*           6.29%       23.19%        1.06%        1.07%        7.60%

   * Computed on an annualized basis

(1)	Net investment income is based on average net assets per share outstanding during the period.
(2)	A change in accounting for the amortization of discounts and premiums had the effect of decreasing net investment income per share and the ratio of net investment income to average net assets by $.17 and .96%, respectively, during the year ended January 31, 2002.
(3)	The recording as other income of previously advanced legal expenses described in Note 8 had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.07 and .39%, respectively, during the year ended January 31, 2005. Without this other income, the net investment income per share would have been $.11 during the year then ended.
(4)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO

Financial highlights for the Treasury Bill Portfolio
For each share of capital stock outstanding throughout each period:

                                                Six months ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                                 July 31, 2005     January 31,  January 31,  January 31,  January 31,  January 31,
                                                  (Unaudited)         2005         2004         2003         2002         2001
                                                ----------------   -----------  -----------  -----------  -----------  -----------

 Net asset value, beginning of period              $   67.10        $   66.19    $   66.58    $   67.69    $   68.94    $   67.88
                                                   ---------        ---------    ---------    ---------    ---------    ---------
   Income from investment operations:
     Net investment income (loss) (1)(2)(3)....          .57              .91         (.03)         .40         1.75         3.32
     Net realized and unrealized gain (loss)
       on investments (4) .....................         (.01)              --          .05         (.07)         .04          .12
                                                   ---------        ---------    ---------    ---------    ---------    ---------
       Total income from investment operations           .56              .91          .02          .33         1.79         3.44

   Less distributions from:
     Net investment income ....................           --               --         (.41)       (1.44)       (3.04)       (2.38)
                                                   ---------        ---------    ---------    ---------    ---------    ---------
       Total distributions                                --               --         (.41)       (1.44)       (3.04)       (2.38)
                                                   ---------        ---------    ---------    ---------    ---------    ---------

 Net asset value, end of period                    $   67.66        $   67.10    $   66.19    $   66.58    $   67.69    $   68.94
                                                   =========        =========    =========    =========    =========    =========

 Total return (5) .............................         .83%            1.39%         .03%         .49%        2.60%        5.10%

 Ratios / supplemental data:
   Net assets, end of period (in thousands) ...    $  49,041        $  51,768    $  55,293    $  66,516    $  71,202    $  75,640
                                                   =========        =========    =========    =========    =========    =========

   Ratio of expenses
     to average net assets (2) ................         .89%*            .98%         .97%         .90%        1.01%        1.01%
   Ratio of net investment income (loss)
     to average net assets (3) ................        1.70%*           1.37%       (.05)%         .60%        2.56%        4.86%

   * Computed on an annualized basis

(1)	Net investment income (loss) is based on average net assets per share outstanding during the period.
(2)	Due to the waiver of investment advisory fees, the ratio of expenses to average net assets was reduced by .50% for the six months ended July 31, 2005 and .50%, .50%, .50%, .50% and .50% for the years ended January 31, 2005, 2004, 2003, 2002 and 2001, respectively. Without this waiver, the net investment income or loss per share would have been $.40 for the six months ended July 31, 2005 and $.58, $(.37), $.07, $1.16 and $2.86 for the years then ended.
(3)	The recording as other income of previously advanced legal expenses described in Note 8 had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.76 and 1.11%, respectively, during the year ended January 31, 2005. Without this other income, the net investment income per share would have been $.15 during the year then ended.
(4)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.
(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO

Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each period:

                                                Six months ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                                 July 31, 2005     January 31,  January 31,  January 31,  January 31,  January 31,
                                                  (Unaudited)         2005         2004         2003         2002         2001
                                                ----------------   -----------  -----------  -----------  -----------  -----------

 Net asset value, beginning of period              $   57.01        $   58.88    $   60.82    $   60.38    $   59.67    $   58.38
                                                   ---------        ---------    ---------    ---------    ---------    ---------

   Income from investment operations:
     Net investment income (1)(2) .............          .43              .57          .87         1.53         2.38         2.82
     Net realized and unrealized gain (loss)
       on investments (3) .....................         (.04)            (.56)        (.26)         .65          .85         1.00
                                                   ---------        ---------    ---------    ---------    ---------    ---------
       Total income from investment operations           .39              .01          .61         2.18         3.23         3.82

   Less distributions from:
     Net investment income ....................           --            (1.13)       (2.01)       (1.74)       (2.52)       (2.53)
     Net realized gain on investments (4) .....           --             (.75)        (.54)          --           --           --
                                                   ---------        ---------    ---------    ---------    ---------    ---------
       Total distributions                                --            (1.88)       (2.55)       (1.74)       (2.52)       (2.53)
                                                   ---------        ---------    ---------    ---------    ---------    ---------

 Net asset value, end of period                    $   57.40        $   57.01    $   58.88    $   60.82    $   60.38    $   59.67
                                                   =========        =========    =========    =========    =========    =========

 Total return (5) .............................         .68%             .02%        1.01%        3.62%        5.41%        6.58%

 Ratios / supplemental data:
   Net assets, end of period (in thousands) ...    $  18,796        $  18,758    $  20,735    $  20,891    $  26,032    $  20,394
                                                   =========        =========    =========    =========    =========    =========

   Ratio of expenses to average net assets (2).         .95%*           1.01%        1.04%        1.02%        1.11%        1.02%
   Ratio of net investment income
     to average net assets ....................        1.52%*            .99%        1.46%        2.52%        3.97%        4.78%
   Portfolio turnover rate ....................       45.33%*          75.72%       67.26%       69.58%      107.36%       96.36%

   * Computed on an annualized basis

(1)	Net investment income is based on average net assets per share outstanding during the period.
(2)	Due to the waiver of investment advisory fees, the ratio of expenses to average net assets was reduced by .38% for the six months ended July 31, 2005 and .38%, .38%, .37%, .38% and .38% for the years ended January 31, 2005, 2004, 2003, 2002 and 2001, respectively. Without this waiver, the net investment income per share would have been $.32 for the six months ended July 31, 2005 and $.35, $.65, $1.16, $2.05 and $2.52 for the years then ended.
(3)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.
(4)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

Financial highlights for the Aggressive Growth Portfolio
For each share of capital stock outstanding throughout each period:

                                                Six months ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                                 July 31, 2005     January 31,  January 31,  January 31,  January 31,  January 31,
                                                  (Unaudited)         2005         2004         2003         2002         2001
                                                ----------------   -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of period               $   86.11        $   80.46    $   58.14    $   78.69    $   83.76    $   83.61
                                                   ---------        ---------    ---------    ---------    ---------    ---------

  Income (loss) from investment operations:
    Net investment loss(1)(2) ................          (.26)            (.27)        (.63)        (.44)        (.65)        (.65)
    Net realized and unrealized gain (loss)
      on investments  ........................         16.36             9.86        22.95       (20.11)       (4.10)        8.21
                                                   ---------        ---------    ---------    ---------    ---------    ---------
      Total income (loss) from investment
        operations                                     16.10             9.59        22.32       (20.55)       (4.75)        7.56

  Less distributions from:
    Net realized gain on investments (3) .....            --            (3.94)          --           --         (.32)       (7.41)
                                                   ---------        ---------    ---------    ---------    ---------    ---------
      Total distributions                                 --            (3.94)          --           --         (.32)       (7.41)
                                                   ---------        ---------    ---------    ---------    ---------    ---------

Net asset value, end of period                     $  102.21        $   86.11    $   80.46    $   58.14    $   78.69    $   83.76
                                                   =========        =========    =========    =========    =========    =========

Total return (4) .............................        18.70%           12.05%       38.39%     (26.12)%      (5.67)%       10.05%

Ratios / supplemental data:
  Net assets, end of period (in thousands) ...     $  42,140        $  25,589    $  23,628    $  18,607    $  23,919    $  25,601
                                                   =========        =========    =========    =========    =========    =========

  Ratio of expenses to average net assets ....         1.33%*           1.43%        1.64%        1.33%        1.41%        1.33%
  Ratio of net investment loss to
    average net assets (2) ...................        (.56)%*          (.33)%       (.91)%       (.64)%       (.80)%       (.78)%
  Portfolio turnover rate ....................         5.13%*           1.90%        3.07%        4.92%        5.23%        5.62%

  * Computed on an annualized basis

(1)	Net investment loss is based on average net assets per share outstanding during the period.
(2)	The recording as other income of previously advanced legal expenses described in Note 8 had the effect of decreasing net investment loss per share and the ratio of net investment loss to average net assets by $.22 and .28%, respectively, during the year ended January 31, 2005. Without this other income, the net investment loss per share would have been $(.49) during the year then ended.
(3)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURNS
For periods ended July 31, 2005

         The tables below show each of the Fund’s Portfolio’s average annual total returns for the periods indicated, assuming a hypothetical investment in shares of $1,000, reinvestment of all dividends and distributions, deduction of all fees and expenses except the $35 one-time account start-up fee and complete redemption of the investment at the end of the period. Returns for the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio reflect voluntary fee waivers in effect. In the absence of such fee waivers, total return would be reduced. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

         Performance data shown below for each of the Fund’s Portfolios represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown below, and can be obtained by calling the Shareholder Services Office at (800) 531-5142.

         Investments in the Fund’s Portfolios are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in the Fund’s Portfolios.

                                                                   Average Annual Total Returns Through July 31, 2005

                                                                                                                         Since
                                                             1 Year     3 Years     5 Years    10 Years    15 Years    Inception
                                                             ------     -------     -------    --------    --------    ---------
Permanent Portfolio (Since 12/1/82)(1)
Return before taxes .......................................  13.82%      14.88%      11.28%      7.27%       6.84%       6.07%
Return after taxes on distributions .......................  13.39%      14.36%      10.61%      6.37%       5.93%       5.45%
Return after taxes on distributions and sale of fund shares   9.32%      12.63%       9.47%      5.84%       5.50%       5.07%

Citigroup 3-Month U.S. Treasury Bill Index(4)(5) ..........   2.20%       1.50%       2.44%      3.81%       4.09%       5.32%

Treasury Bill Portfolio (Since 5/26/87)(1)(2)(3)
Return before taxes .......................................   2.24%        .80%       1.57%      2.83%       3.17%       3.75%
Return after taxes on distributions .......................   2.24%        .46%        .75%      1.67%       2.19%       2.94%
Return after taxes on distributions and sale of fund shares   1.45%        .47%        .83%      1.69%       2.12%       2.77%

Citigroup 3-Month U.S. Treasury Bill Index(4)(5) ..........   2.20%       1.50%       2.44%      3.81%       4.09%       4.66%

Versatile Bond Portfolio (Since 9/27/91)(3)
Return before taxes .......................................   1.23%       1.08%       2.87%      3.75%         N/A       3.95%
Return after taxes on distributions .......................    .36%         --%       1.55%      2.35%         N/A       2.83%
Return after taxes on distributions and sale of fund shares   1.05%        .35%       1.68%      2.35%         N/A       2.72%

Citigroup AAA/AA 1-3 Year Corporate Index(4)(6) ...........   3.45%       2.64%       3.42%      4.77%         N/A       5.03%

Aggressive Growth Portfolio (Since 1/2/90)(1)
Return before taxes .......................................  38.66%      21.06%       6.08%     11.90%      14.08%      13.03%
Return after taxes on distributions .......................  36.48%      20.43%       5.34%     11.24%      13.53%      12.51%
Return after taxes on distributions and sale of fund shares  24.87%      17.90%       4.84%     10.28%      12.64%      11.67%

Dow Jones Industrial Average (4)(7) .......................   7.30%       9.13%       2.26%     10.56%      11.51%      11.46%
S&P 500 Stock Index(4)(8) .................................  14.01%      12.55%     (1.37)%     10.03%      10.81%      10.76%

See following page for footnote explanations.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURNS
For periods ended July 31, 2005

(1)	As more fully described in Note 8, returns reflect other income recorded during the year ended January 31, 2005 related to the Fund’s Board of Director’s determination that previously advanced legal expenses be repaid.

(2)	Yield on the Fund’s Treasury Bill Portfolio on the seven days ended July 31, 2005, assuming reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee, was 2.31%, and the effective yield was 2.34%.

(3)	The thirty-day SEC standardized yield on the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio for the thirty days ended July 31, 2005, calculated for each Portfolio by dividing the net investment income per share earned during the specified thirty-day period by the net asset value per share on the last day of the period and annualizing the resulting figure, and assuming reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee, was 2.09% and 2.73%, respectively.

(4)	Returns reflect reinvested interest and dividends as applicable, but do not reflect a deduction for fees, expenses or taxes. You cannot invest directly in an index.

(5)	The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

(6)	The Citigroup AAA/AA 1-3 Year Corporate Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor’s or Moody’s with maturities of one to three years and a minimum amount outstanding of $100 million.

(7)	The Dow Jones Industrial Average is an average of the stock prices of 30 large companies and represents a widely recognized unmanaged portfolio of common stocks.

(8)	The S&P 500 Stock Index is a market-capitalization weighted index of common stocks and represents an unmanaged portfolio of common stocks.

See pages 32-35 for Portfolio specific risks.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE PERMANENT PORTFOLIO
Six months ended July 31, 2005

The Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks and dollar assets such as United States Treasury securities. During the six months ended July 31, 2005, the Portfolio experienced increases in the value of gold, silver and the stocks of real estate investment trusts and natural resource companies. These increases more than offset the decrease in value of the Portfolio’s holdings of shares of domestic growth companies, short and long-term United States Treasury securities and the relative value of the Swiss franc during the period then ended. As a result, the Portfolio achieved a total return of 5.17% during the six months ended July 31, 2005, as compared to an annualized inflation rate as measured by the change in the consumer price index of 2.46% over the same period.
Mutual fund investing involves risk; loss of principal is possible. The Permanent Portfolio invests in foreign securities, which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Portfolio will be affected by changes in the prices of gold, silver and U.S. and foreign real estate and natural resource company stocks.
The following pie chart shows the Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets at July 31, 2005.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE TREASURY BILL PORTFOLIO
Six months ended July 31, 2005

The Treasury Bill Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. The Portfolio invests in short-term United States Treasury securities. The Portfolio achieved a total return of .83% and maintained an average maturity of between sixty and ninety days throughout the six months ended July 31, 2005. This return, while significantly lower than the Portfolio’s historical returns, was consistent with other mutual funds that invest primarily in short-term United States Treasury securities.
Mutual fund investing involves risk; loss of principal is possible.
The following pie chart shows the Treasury Bill Portfolio’s investment holdings by days to maturity, as a percentage of total net assets at July 31, 2005.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE VERSATILE BOND PORTFOLIO
Six months ended July 31, 2005

The Versatile Bond Portfolio’s investment objective is to achieve high current income while limiting risk to principal. The Portfolio invests in a diversified portfolio of short-term corporate bonds rated “A” or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), and having a remaining maturity of twenty-four months or less. The Portfolio achieved a total return of .68% while maintaining an average maturity of between two hundred seventy and four hundred fifty days throughout the six months ended July 31, 2005. This return, while significantly lower than the Portfolio’s historical returns, was consistent with other mutual funds that invest primarily in corporate bonds of similar safety, liquidity and maturity.
Mutual fund investing involves risk; loss of principal is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.
The following pie chart shows the Versatile Bond Portfolio’s investment holdings by Standard & Poor’s credit rating, as a percentage of total net assets at July 31, 2005.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE AGGRESSIVE GROWTH PORTFOLIO
Six months ended July 31, 2005

The Aggressive Growth Portfolio’s investment objective is to achieve high long-term appreciation in the value of its shares. The Portfolio is fully invested at all times in a diversified portfolio of domestic stocks and stock warrants selected for high profit potential. The Portfolio achieved a total return of 18.70% during the six months ended July 31, 2005, as compared to 2.63% for the Dow Jones Industrial Average and 5.42% for the Standard & Poor’s 500 Stock Index over the same period.
Mutual fund investing involves risk; loss of principal is possible. The Aggressive Growth Portfolio’s stock market investments may appreciate in value more rapidly than the overall stock market, but they are also subject to greater risk, especially during periods when the prices of U.S. stock market investments in general are declining. The Portfolio also invests in smaller companies which will involve additional risks, such as limited liquidity and greater volatility.
The following pie chart shows the Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets at July 31, 2005.

Other Net Assets
4.69%
Chemicals
4.37%
Computer Software
7.81%
Construction
9.59%
Data Processing
3.62%
Electrical & Electronics
5.81%
Entertainment & Leisure
5.55%
Financial Services
13.06%
Manufacturing
10.53%
Oil & Oilfield Services
13.24%
Pharmaceuticals
9.11%
Retail
4.82%
Transportation
3.69%
Miscellaneous
4.11%

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
EXPENSE EXAMPLES
Six months ended July 31, 2005

Expense Examples
As a shareholder in one or more of the Fund’s Portfolios, you incur two types of costs: (1) transaction costs, including the $35 one-time account start-up fee; and (2) ongoing costs, including management fees and other Portfolio expenses. The Examples on the following page are intended to help you understand your ongoing costs (in dollars) of investing in the Fund’s Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.
These Examples are based on an investment of $1,000 invested at January 31, 2005 and held for the entire six months ended July 31, 2005.
Actual Expenses
The first line of each of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months ended July 31, 2005. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during six months ended July 31, 2005” to estimate the expenses you paid on your account during the six months ended July 31, 2005.
Hypothetical Example for Comparison Purposes
The second line of each of the tables on the following page provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months ended July 31, 2005. You may use this information to compare the ongoing costs of investing in the Fund’s Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the $35 one-time account start-up fee. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs, including the $35 one-time account start-up fee, were included, your costs would have been higher.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
EXPENSE EXAMPLES
Six months ended July 31, 2005

                                                                                            Expenses paid *
                                                     Beginning             Ending              during six
                                                   account value        account value         months ended
                                                  January 31, 2005      July 31, 2005        July 31, 2005
                                                  ----------------     ----------------     ----------------
PERMANENT PORTFOLIO
     Actual ....................................     $ 1,000.00           $ 1,051.70             $ 6.41
     Hypothetical (5% return before expenses) ..       1,000.00             1,018.35               6.31

TREASURY BILL PORTFOLIO
     Actual ....................................       1,000.00             1,008.30               4.43
     Hypothetical (5% return before expenses) ..       1,000.00             1,020.38               4.46

VERSATILE BOND PORTFOLIO
     Actual ....................................       1,000.00             1,006.80               4.73
     Hypothetical (5% return before expenses) ..       1,000.00             1,020.08               4.76

AGGRESSIVE GROWTH PORTFOLIO
     Actual ....................................       1,000.00             1,187.00               7.21
     Hypothetical (5% return before expenses) ..       1,000.00             1,018.20               6.66

        * Expenses are equal to the Permanent Portfolio’s annualized expense ratio of 1.26%, the Treasury Bill Portfolio’s annualized expense ratio of .89%, the Versatile Bond Portfolio’s annualized expense ratio of .95% and the Aggressive Growth Portfolio’s annualized expense ratio of 1.33%, respectively, multiplied by the applicable Portfolio’s average account value over the period, multiplied by 181/365 (to reflect the one-half year period ended July 31, 2005).

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
OTHER INFORMATION

Proxy Voting
Information regarding how each of the Fund’s Portfolios voted its proxies relating to portfolio securities during the twelve-month period ended June 30, 2005 is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office, or by accessing the SEC’s website at http://www.sec.gov.

Quarterly Holdings
Each of the Fund’s Portfolios files its completed schedule of portfolio holdings for its first and third quarters of each fiscal year on the Fund’s Form N-Q. The Fund’s Form N-Q’s for such periods, beginning with the quarter ended October 31, 2004, are available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q’s may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (800) SEC-0330.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
DIRECTORS AND OFFICERS

All of the Fund’s directors and officers may be reached c/o 600 Montgomery Street, 27th Floor, San Francisco, California 94111. No director or officer has any family relationship with another and each of the Fund’s directors will hold office until the Fund’s next special meeting of shareholders and until their successors have been duly elected and qualified, or until their earlier resignation or removal. The principal occupation(s) of the Fund’s directors and officers are listed below. The Fund’s Statement of Additional Information includes additional information regarding the Fund’s directors and officers and is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office.

DAVID P. BERGLAND	Director	age 70

Member of the State Bar of California, formerly a sole practitioner specializing in business litigation in Costa Mesa, California, now retired from the active practice of law. Mr. Bergland is also a writer, lecturer, publisher and a former Adjunct Professor of Law at Western State University College of Law in Irvine, California. Mr. Bergland has served as a director of the Fund since 1992 and oversees all four of the Fund’s Portfolios.

HUGH A. BUTLER	Director	age 52

Executive Vice President since March 2004 of the Credit Union Services Division of Fidelity Information Systems, a division of Fidelity National Financial, Inc., a publicly-held provider of products and outsourced services and solutions to the financial services and real estate industries. Previously, Mr. Butler was Chief Executive Officer and Founder of Computer Consultants Corporation, an information systems consulting firm to financial institutions, in Salt Lake City, Utah. Mr. Butler has served as a director of the Fund since 1996 and oversees all four of the Fund’s Portfolios.

ROGER DOEBKE	Director	age 65

President, Simplex Realty Services, Inc., a commercial real estate acquisition, development and property management firm located in Orange County, California since 1993. Mr. Doebke has served as a director of the Fund since 2004 and oversees all four of the Fund’s Portfolios.

MICHAEL J. CUGGINO *	Chairman, President, Treasurer & Director	age 42

A Certified Public Accountant, Mr. Cuggino has served as President of the Fund since 2003, as Treasurer of the Fund since 1993, and as a director of the Fund since 1998. He is the manager and sole member (also its President and Chief Executive Officer) of the Fund’s investment adviser and served as a consultant to the Fund’s former investment adviser from 1991 through 2003. Mr. Cuggino oversees all four of the Fund’s Portfolios. Mr. Cuggino also served as Treasurer from 1993 through 2002 of Passport Financial, Inc., a financial publishing firm.

CLEMENT M. WALLACE *	Secretary	age 42

A Certified Public Accountant, Mr. Wallace has served as Secretary of the Fund since 2003 and as Director of Finance of the Fund’s investment adviser since 2002. Previously, Mr. Wallace was employed in various financial and operational capacities, and consulted with, several organizations in the financial services and high technology industries.

ANDREW B. ROGERS	Chief Compliance Officer	age 36

A Certified Public Accountant, Mr. Rogers has served as Chief Compliance Officer of the Fund and the Fund’s investment adviser since 2005. Mr. Rogers is the President of Fund Compliance Services, LLC, a provider of administrative, compliance and other related services to the mutual fund industry. He has also served as President of GemCom, LLC since 2004 and as Senior Vice President & Director of Administration of Gemini Fund Services, LLC since 2001. Mr. Rogers oversees all four of the Fund’s Portfolios.

*	Considered to be “interested persons” within the meaning of the 1940 Act. Messrs. Cuggino and Wallace are deemed interested persons because of their association with the Fund’s investment adviser.

INVESTMENT ADVISER
Pacific Heights Asset Manangement, LLC 600 Montgomery Street San Francisco, California 94111

CONSULTANTS TO THE FUND
Harry Browne Douglas Casey

CUSTODIAN
State Street Bank and Trust Company 225 Franklin Street Boston, Massachusetts 02105

DISTRIBUTOR
Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201 (for overnight delivery services, 615 East Michigan Street Milwaukee, Wisconsin 53202) (800) 341-8900

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP 1818 Market Street, Suite 2400 Philadelphia, Pennsylvania 19103

SHAREHOLDER SERVICES OFFICE	SEMI-ANNUAL REPORT July 31, 2005
130 South Brune Street Bartlett, Texas 76511 (254) 527-3102 (800) 531-5142 Nationwide www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.	9/05